Non-current assets held for sale	12 Months Ended
Dec. 31, 2022
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Non-current Assets Held For Sale
16.
Non-current
assets held for sale
Includes certain real property assets located in Argentina that the Board of Directors are committed to sale in the short-term.

	December 31, 2022	December 31, 2021
Property and equipment held for sale	225,079	588,486

TOTAL	225,079	588,486

Based on the reports prepared by the independent appraiser relied upon by the Bank to assess the impairment of its property, it was determined that the carrying amount of the two properties mentioned below exceeds its recoverable value, and, as a result, their carrying amount needs to be written down to the recoverable value. The impairment loss is disclosed in Note 31 – Other operating expenses, Loss from sale or impairment of investment properties and other non-financial
assets.
The impairment loss for
non-current
assets held for sale is reported below:

	December 31, 2022	December 31, 2021
Real estate held for sale - Fisherton	(87,487)	(75,821)
Real estate held for sale - Mendoza	(396)	—

Total	(87,883)	(75,821)